UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2018 (Unaudited)

DWS Fixed Income Opportunities Fund

(formerly Deutsche Fixed Income Opportunities Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 32.5%
Consumer Discretionary 5.2%
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,000,000	973,600
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)		450,000	437,625
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		700,000	701,540
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,000,000	962,500
144A, 10.125%, 1/15/2023		800,000	880,000
CVS Pass-Through Trust, 6.036%, 12/10/2028		1,262,563	1,340,508
Expedia Group, Inc., 3.8%, 2/15/2028		800,000	744,753
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		800,000	752,000
			6,792,526
Consumer Staples 0.3%
Albertsons Companies, Inc., 144A, 3-month USD-LIBOR + 3.750%, 6.085% **, 1/15/2024		400,000	405,000
Energy 10.5%
Andeavor, 5.125%, 12/15/2026		1,000,000	1,056,312
Boardwalk Pipelines LP, 4.95%, 12/15/2024		1,000,000	1,020,643
Buckeye Partners LP, 3.95%, 12/1/2026		1,500,000	1,368,323
Chesapeake Energy Corp., 8.0%, 1/15/2025 (b)		315,000	322,875
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		800,000	816,000
CrownRock LP, 144A, 5.625%, 10/15/2025		100,000	96,500
Energy Transfer Partners LP, 4.05%, 3/15/2025		750,000	734,128
EnLink Midstream Partners LP, 4.85%, 7/15/2026		2,000,000	1,922,384
KazMunayGas National Co. JSC:
144A, 3.875%, 4/19/2022		1,500,000	1,488,750
144A, 4.4%, 4/30/2023		1,000,000	1,004,284
Laredo Petroleum, Inc., 6.25%, 3/15/2023		500,000	502,500
Plains All American Pipeline LP, 4.5%, 12/15/2026		1,115,000	1,106,707
Range Resources Corp., 5.0%, 3/15/2023		250,000	239,687
Resolute Energy Corp., 8.5%, 5/1/2020		200,000	200,375
Southwestern Energy Co., 7.75%, 10/1/2027 (b)		250,000	261,406
Weatherford International Ltd., 8.25%, 6/15/2023 (b)		450,000	446,625
WildHorse Resource Development Corp., 6.875%, 2/1/2025		1,000,000	1,010,000
			13,597,499
Financials 10.5%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		500,000	460,706
Banco Santander SA, 3.5%, 4/11/2022		750,000	743,574
Bank of America Corp., 4.0%, 1/22/2025		750,000	740,537
Barclays PLC, 4.836%, 5/9/2028		1,000,000	952,988
BNP Paribas SA, 144A, 6.75%, 3/14/2022		500,000	511,250
BPCE SA, 144A, 4.875%, 4/1/2026		1,000,000	1,004,897
Citigroup, Inc.:
4.125%, 7/25/2028		1,500,000	1,444,939
5.5%, 9/13/2025		750,000	797,285
Goldman Sachs Group, Inc., 2.905%, 7/24/2023		750,000	724,159
HSBC Holdings PLC,6.0%, 5/22/2027		2,000,000	1,938,000
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022		750,000	698,966
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		750,000	730,540
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,000,000	904,300
144A, 5.125%, 9/29/2023		1,000,000	866,728
Westpac Banking Corp., 5.0%, 9/21/2027		1,300,000	1,169,134
			13,688,003
Health Care 0.8%
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,015,000
Industrials 0.4%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		450,000	450,000
Information Technology 1.0%
Dell International LLC, 144A, 4.42%, 6/15/2021		1,320,000	1,339,822
Materials 1.8%
AK Steel Corp., 7.0%, 3/15/2027 (b)		500,000	474,375
Evraz Group SA, 144A, 5.375%, 3/20/2023		900,000	894,600
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		1,000,000	985,000
			2,353,975
Telecommunication Services 0.6%
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		800,000	802,240
Utilities 1.4%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		250,000	245,015
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021		1,500,000	1,570,950
			1,815,965
Total Corporate Bonds (Cost $43,661,983)			42,260,030
Mortgage-Backed Securities Pass-Throughs 1.5%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		1,114,702	1,111,107
12-month USD-LIBOR + 1.770%, 3.917% ** , 9/1/2038		60,789	63,731
4.5%, with various maturities from 4/1/2023 until 9/1/2039		805,390	843,271
Government National Mortgage Association, 7.0%, 6/20/2038		5,750	6,580
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,110,678)			2,024,689
Asset-Backed 14.1%
Automobile Receivables 4.6%
AmeriCredit Automobile Receivables Trust, "C", Series 2017-3, 2.69%, 6/19/2023		1,000,000	982,137
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,492,761
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,980,992
Hertz Vehicle Financing II LP, "C", Series 2018-1A, 144A, 4.39%, 2/25/2024		1,500,000	1,467,458
			5,923,348
Home Equity Loans 0.1%
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		6,217	6,183
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037		57,949	32,509
"AF1", Series 2007-2, 5.893%, 6/25/2037		340,249	160,516
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		1,961	2,025
			201,233
Miscellaneous 9.4%
DB Master Finance LLC, "A2II", Series 2017-1A, 144A, 4.03%, 11/20/2047		1,990,000	1,951,692
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		560,000	556,485
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		792,000	782,544
Dryden CLO Ltd., "D", Series 2018-64A, 144A, 3-month USD-LIBOR + 2.650%, 4.87% **, 4/18/2031		1,250,000	1,236,077
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.033% **, 7/18/2030		570,000	570,536
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		375,284	368,835
Neuberger Berman CLO Ltd., "D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 4.905% **, 4/20/2030		1,000,000	992,594
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		982,138	972,716
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.936% **, 7/17/2030		3,500,000	3,493,326
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.458% **, 7/20/2030		1,000,000	999,495
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		358,200	345,595
			12,269,895
Total Asset-Backed (Cost $18,771,042)			18,394,476
Commercial Mortgage-Backed Securities 1.7%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.857% **, 7/10/2044		255,365	105,374
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.122% **, 10/15/2032		1,150,000	1,151,427
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038		205,609	205,519
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.323% **, 1/15/2033		700,000	699,993
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035		42,493	42,449
Total Commercial Mortgage-Backed Securities (Cost $2,360,765)			2,204,762
Collateralized Mortgage Obligations 11.5%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		48,398	49,566
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.316% **, 2/20/2036		95,509	82,251
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.214% ** , 9/25/2028		388,292	390,402
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.432% ** , 1/25/2031 (c)		500,000	502,908
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		5,479,099	1,131,776
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,313,684	215,883
"LG", Series 4281, 4.0%, 1/15/2043		2,238,115	2,288,984
"H", Series 4685, 4.0%, 8/15/2044		1,395,642	1,422,786
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		3,589,745	847,550
"XS", Series 2470, Interest Only, 7.000% minus 1-month USD-LIBOR, 4.928% ** , 2/15/2031		512,374	48,676
"LA", Series 1343, 8.0%, 8/15/2022		22,018	23,484
"PK", Series 1751, 8.0%, 9/15/2024		106,158	115,660
Federal National Mortgage Association:
"DE", Series 2014-18, 4.0%, 8/25/2042		2,344,000	2,359,750
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,175,601	279,545
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		724,710	158,676
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		1,572,290	319,861
"2", Series 350, Interest Only, 5.5%, 3/25/2034		131,726	28,623
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2018-DNA2,144A, 1-month USD-LIBOR + 2.150%, 4.214% ** , 12/25/2030		1,350,000	1,353,643
"M1", Series 2013-DN1, 1-month USD-LIBOR + 3.400%, 5.464% ** , 7/25/2023		82,767	83,231
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,538,622	237,539
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,730,291	529,180
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		60,551	2,299
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,332,508	249,653
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		930,390	207,817
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		388,115	101,387
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 4.023% **, 12/25/2034		23,149	23,036
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		143,833	142,024
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 3.155% **, 1/15/2049	AUD	2,328,512	1,726,115
Total Collateralized Mortgage Obligations (Cost $13,128,620)			14,922,305
Government & Agency Obligations 17.0%
Other Government Related (d) 3.1%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		700,000	638,050
Gazprom OAO, 144A, 4.95%, 7/19/2022 (b)		600,000	607,620
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		1,000,000	1,099,660
Vnesheconombank:
144A, 5.942%, 11/21/2023		1,000,000	1,031,000
144A, 6.025%, 7/5/2022		700,000	719,114
			4,095,444
Sovereign Bonds 11.7%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,000,000	887,500
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		350,000	334,310
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		800,000	769,984
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		500,000	487,500
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		1,000,000	975,500
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	23,603,815	1,196,607
Oman Government International Bond, 144A, 4.75%, 6/15/2026		1,350,000	1,275,726
Republic of Angola, 144A, 9.5%, 11/12/2025 (b)		1,000,000	1,135,000
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		2,000,000	1,205,000
Republic of Ecuador, 144A, 8.75%, 6/2/2023		350,000	349,125
Republic of Kenya, 144A, 6.875%, 6/24/2024		350,000	356,585
Republic of Namibia, 144A, 5.25%, 10/29/2025		1,300,000	1,255,020
Republic of Nigeria, 144A, 6.5%, 11/28/2027		1,070,000	1,045,711
Republic of Senegal, 144A, 6.25%, 7/30/2024		700,000	709,660
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		500,000	494,402
Republic of Zambia, 144A, 5.375%, 9/20/2022		800,000	669,680
State of Qatar, 144A, 3.25%, 6/2/2026		350,000	334,184
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	35,319,400	1,677,381
			15,158,875
U.S. Treasury Obligations 2.2%
U.S. Treasury Notes:
0.75%, 9/30/2018		900,000	898,169
2.375%, 5/15/2027		2,000,000	1,910,625
			2,808,794
Total Government & Agency Obligations (Cost $22,530,389)			22,063,113
Loan Participations and Assignments 0.0%
Senior Loans
Fairway Group Acquisition Co.:
Term Loan, 10.0% PIK, 1/3/2020 * (e)		66,470	0
Term Loan, 11.0% PIK, 10/3/2021 * (e)		58,751	0
Total Loan Participations and Assignments (Cost $112,687)			0
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.* (e)		980	0
Information Technology 0.0%
Answers Corp.*		1,110	9,435
Total Common Stocks (Cost $140,661)			9,435
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (e) (Cost $356,760)		3,083	0
Exchange-Traded Funds 9.1%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		69,500	5,985,340
SPDR Bloomberg Barclays High Yield Bond ETF (b)		163,000	5,858,220
Total Exchange-Traded Funds (Cost $12,029,052)			11,843,560
		Principal Amount ($)(a)	Value ($)
Short-Term U.S. Treasury Obligations 9.9%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (f)		972,000	971,245
1.375% ***, 10/11/2018		8,500,000	8,467,457
1.381% ***, 10/11/2018		2,960,000	2,948,667
1.77% ***, 10/11/2018		500,000	498,086
Total Short-Term U.S. Treasury Obligations (Cost $12,898,666)			12,885,455
		Shares	Value ($)
Securities Lending Collateral 11.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (g) (h) (Cost $14,817,483)		14,817,483	14,817,483
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 1.86% (g) (Cost $3,082,489)		3,082,489	3,082,489
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $146,001,275)		111.1	144,507,797
Other Assets and Liabilities, Net		(11.1)	(14,457,811)
Net Assets		100.0	130,049,986

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 11.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (g) (h)
9,748,265	5,069,218	—	—	—	99,554	—	14,817,483	14,817,483
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 1.86% (g)
6,232,366	81,496,753	84,646,630	—	—	80,111	—	3,082,489	3,082,489
15,980,631	86,565,971	84,646,630	—	—	179,665	—	17,899,972	17,899,972

*	Non-income producing.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $14,471,440, which is 11.1% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)

2 Year U.S. Treasury Note	USD	9/28/2018	130	27,517,107	27,478,750	38,357
5 Year U.S. Treasury Note	USD	9/28/2018	143	16,289,443	16,176,875	112,568
Euro-Schatz	EUR	9/6/2018	253	33,119,531	33,106,594	12,937
Total unrealized appreciation						163,862

As of July 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	1,931,248	USD	1,496,886	8/1/2018	12,257	Morgan Stanley
AUD	2,350,000	USD	1,771,820	8/15/2018	25,720	Toronto-Dominion Bank
CNY	9,253,202	USD	1,400,000	9/28/2018	44,408	Credit Agricol
CNY	18,289,549	USD	2,750,000	10/9/2018	70,522	Credit Agricol
Total unrealized appreciation					152,907
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,500,000	CAD	1,931,278	8/1/2018	(15,348)	Morgan Stanley
USD	1,480,583	EUR	1,249,850	8/31/2018	(15,596)	Canadian Imperial Bank of Commerce
EUR	1,250,000	USD	1,458,485	8/31/2018	(6,678)	Canadian Imperial Bank of Commerce
USD	1,360,407	CNY	9,253,120	9/28/2018	(4,827)	Credit Agricol
MXN	33,008,000	USD	1,706,526	10/23/2018	(39,614)	HSBC Holdings PLC
Total unrealized depreciation					(82,063)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$42,260,030	$—	$42,260,030
Mortgage-Backed Securities Pass-Throughs	—	2,024,689	—	2,024,689
Asset-Backed	—	18,394,476	—	18,394,476
Commercial Mortgage-Backed Securities	—	2,204,762	—	2,204,762
Collateralized Mortgage Obligations	—	14,922,305	—	14,922,305
Government & Agency Obligations	—	22,063,113	—	22,063,113
Loan Participations and Assignments	—	—	0	0
Short-Term U.S. Treasury Obligations	—	12,885,455	—	12,885,455
Common Stocks	—	9,435	0	9,435
Warrant	—	—	0	0
Exchange-Traded Funds	11,843,560	—	—	11,843,560
Short-Term Investments (i)	17,899,972	—	—	17,899,972
Derivatives (j)
Futures Contracts	163,862	—	—	163,862
Forward Foreign Currency Exchange Contracts	—	152,907	—	152,907
Total	$29,907,394	$114,917,172	$0	$144,824,566
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(82,063)	$—	$(82,063)
Total	$—	$(82,063)	$—	$(82,063)

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 70,844
Interest Rate Contracts	$ 163,862	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Fixed Income Opportunities Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018